Related Party Transactions - Schedule of Outstanding Balances Arising from Transactions with Related Parties (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Receivables from related parties
Prepayment	[1]	$ 33,088	$ 33,088
Accounts receivables	[2]		8,250
Total Receivables from related parties		33,088	41,338
Payables to related parties [Member]
Payables to related parties
Payables to by key management personnel directly	[3]		$ 224,488

[1]	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.
[2]	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach, directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position and the amount has been written back during the current financial year.
[3]	Payables to key management personnel are included within Wages payables in note 19.